Summary of Significant Accounting Policies (Details) - Schedule of Company’s Total Revenues by Geographic Market - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Company’s Total Revenues by Geographic Market [Line Items]
Total revenue	$ 19,821,457	$ 19,190,541	$ 20,764,273
China Domestic Market [Member]
Schedule of Company’s Total Revenues by Geographic Market [Line Items]
Total revenue	2,739,459	2,743,257	2,545,663
Overseas Market [Member]
Schedule of Company’s Total Revenues by Geographic Market [Line Items]
Total revenue	$ 17,081,998	$ 16,447,284	$ 18,218,610